ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 recycling_market	Dec. 31, 2011
Accounting Policies [Line Items]
Market value adjustment to a guaranteed investment contract		$ 4,500,000
Number of recycling markets	3
Average period over which market price of scrap per ton is calculated	10 years
Golden State (IOM I-A)
Accounting Policies [Line Items]
Debt jointly guaranteed by company	91,795,000
Vessel
Accounting Policies [Line Items]
Estimated economic useful life	25 years